Acquisition costs and other expenditure (Tables)	6 Months Ended
Jun. 30, 2022
Acquisition costs and other expenditure
Schedule of acquisition costs and other expenditure

B2     Acquisition costs and other expenditure

	2022 $m	2021 $m
	Half year	Half year
Acquisition costs incurred for insurance policies	(1,120)	(1,026)
Acquisition costs deferred	426	373
Amortisation of acquisition costs	(249)	(186)
Administration costs and other expenditure (net of other reinsurance commission)note	(1,572)	(1,542)
Movements in amounts attributable to external unit holders of consolidated investment funds	883	(21)
Total acquisition costs and other expenditure from continuing operations	(1,632)	(2,402)

Note

Included in total administration costs and other expenditure is depreciation of property, plant and equipment of $(71) million (half year 2021: $(85) million), of which $(53) million (half year 2021: $(62) million) relates to the right-of-use assets recognised under IFRS 16 and interest on the IFRS 16 lease liabilities of $(5) million (half year 2021: $(6) million).